Commitments and Contingencies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Rent Expense [Line Items]
Rent expense	$ 35,000	$ 3,000	$ 86,000	$ 43,000	$ 51,000	$ 11,000